EMPOWER FUNDS, INC.
Empower Ariel Mid Cap Value Fund Institutional Class Ticker: MXOAX Investor Class Ticker: MXMCX	Empower Real Estate Index Fund Institutional Class Ticker: MXSFX Investor Class Ticker: MXREX
Empower Bond Index Fund Institutional Class Ticker: MXCOX Investor Class Ticker: MXBIX	Empower S&P 500® Index Fund Institutional Class Ticker: MXKWX Investor Class Ticker: MXVIX
Empower Core Bond Fund Institutional Class Ticker: MXIUX Investor Class Ticker: MXFDX	Empower S&P Mid Cap 400® Index Fund Institutional Class Ticker: MXNZX Investor Class Ticker: MXMDX Class L Ticker: MXBUX
Empower Global Bond Fund Institutional Class Ticker: MXZMX Investor Class Ticker: MXGBX	Empower S&P Small Cap 600® Index Fund Institutional Class Ticker: MXERX Investor Class Ticker: MXISX Class L: MXNSX
Empower High Yield Bond Fund Institutional Class Ticker: MXFRX Investor Class Ticker: MXHYX	Empower Short Duration Bond Fund Institutional Class Ticker: MXXJX Investor Class Ticker: MXSDX
Empower Inflation-Protected Securities Fund Institutional Class Ticker: MXIOX Investor Class Ticker: MXIHX	Empower Small Cap Growth Fund Institutional Class Ticker: MXMSX Investor Class Ticker: MXMTX
Empower Large Cap Growth Fund Institutional Class Ticker: MXGSX Investor Class Ticker: MXLGX	Empower Small Cap Value Fund Institutional Class Ticker: MXTFX Investor Class Ticker: MXLSX
Empower Large Cap Value Fund Institutional Class Ticker: MXVHX Investor Class Ticker: MXEQX Investor II Class Ticker: MXHAX	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class Ticker: MXYKX Investor Class Ticker: MXMGX
Empower Mid Cap Value Fund Institutional Class Ticker: MXKJX Investor Class Ticker: MXMVX	Empower U.S. Government Securities Fund Institutional Class Ticker: MXDQX Investor Class Ticker: MXGMX
Empower Multi-Sector Bond Fund Institutional Class Ticker: MXUGX Investor Class Ticker: MXLMX	Empower SecureFoundation® Balanced Fund Institutional Class Ticker: MXCJX Investor Class Ticker: MXSBX Service Class Ticker: MXSHX Class L Ticker: MXLDX
(the “Funds”)
Supplement dated January 12, 2024 to the Prospectuses for the Funds, each dated April 28, 2023, as supplemented
Under the “Shareholder Information” header of each Prospectus, the section entitled “Dividends and Capital Gains Distributions” is hereby amended by deleting the first sentence in its entirety and replacing it with the following:
The Fund earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses), if any, to shareholders as dividends annually.

This Supplement must be accompanied by or read in conjunction with the current Prospectuses for the Funds, each dated April 28, 2023, as supplemented.
Please keep this Supplement for future reference.